UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      BAM Capital, LLC

Address:   10 Mountainview Road
           Suite 205
           Upper Saddle River, NJ 07458


Form 13F File Number: 028-11852


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Hal Mintz
Title:  Managing Member
Phone:  (646) 307-4500

Signature,  Place,  and  Date  of  Signing:

/s/ Hal Mintz                      Upper Saddle River, NJ             8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              52

Form 13F Information Table Value Total:  $      100,092
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13502             Hal Mintz
----  --------------------  ----------------------------------------------------
2     028-13504             BAM Management, LLC
----  --------------------  ----------------------------------------------------

Ross Berman, who in prior quarters has been listed as an Other Included Manager with respect to the manager filing this report, is no longer affiliated with the manager filing this report and therefore is no longer listed as an Other Included Manager.

Notes on Information Table:

(1) Information provided in
Column 2 refers in each case to the underlying instrument.
(2) The value of
shares provided in Column 4 refers, in the case of options, to the value of shares underlying the options.
(3) Number of shares provided in Column 5 refers, in the case of options, to the number of shares underlying the options.
(4) Voting authority in Column 8 refers, in the case of options, to the number of shares underlying the options. It should be noted that unexercised options, and exercised put options, confer no voting authority.


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
ACORDA THERAPEUTICS INC      COM            00484M106    1,069   33,100     CALL DEFINED    1,2         0  33,100    0
AMARIN CORP PLC              SPONS ADR NEW  023111206    1,838  127,000 SH       DEFINED    1,2         0 127,000    0
AMARIN CORP PLC              SPONS ADR NEW  023111206    2,827  195,400     CALL DEFINED    1,2         0 195,400    0
ARIAD PHARMACEUTICALS INC    COM            04033A100    1,246  110,000     PUT  DEFINED    1,2         0 110,000    0
AVEO PHARMACEUTICALS INC     COM            053588109       21    1,000 SH       DEFINED    1,2         0   1,000    0
AVEO PHARMACEUTICALS INC     COM            053588109    1,092   53,000     PUT  DEFINED    1,2         0  53,000    0
BEST BUY INC                 COM            086516101      729   23,200     CALL DEFINED    1,2         0  23,200    0
BEST BUY INC                 COM            086516101      729   23,200     PUT  DEFINED    1,2         0  23,200    0
BIOGEN IDEC INC              COM            09062X103    3,560   33,300     CALL DEFINED    1,2         0  33,300    0
BIOMIMETIC THERAPEUTICS INC  COM            09064X101      170   33,200 SH       DEFINED    1,2         0  33,200    0
BIOMIMETIC THERAPEUTICS INC  COM            09064X101      346   67,500     CALL DEFINED    1,2         0  67,500    0
BIOMIMETIC THERAPEUTICS INC  COM            09064X101      170   33,200     PUT  DEFINED    1,2         0  33,200    0
DELCATH SYS INC              COM            24661P104    2,409  466,814 SH       DEFINED    1,2         0 466,814    0
DELCATH SYS INC              COM            24661P104      662  128,300     CALL DEFINED    1,2         0 128,300    0
DELCATH SYS INC              COM            24661P104    3,395  657,900     PUT  DEFINED    1,2         0 657,900    0
DENDREON CORP                COM            24823Q107      134    3,386 SH       DEFINED    1,2         0   3,386    0
DENDREON CORP                COM            24823Q107      789   20,000     PUT  DEFINED    1,2         0  20,000    0
ELAN PLC                     ADR            284131208    6,118  538,100     CALL DEFINED    1,2         0 538,100    0
ELAN PLC                     ADR            284131208      266   23,400     PUT  DEFINED    1,2         0  23,400    0
FOREST LABS INC              COM            345838106      858   21,800     CALL DEFINED    1,2         0  21,800    0
GEN-PROBE INC NEW            COM            36866T103      715   10,340 SH       DEFINED    1,2         0  10,340    0
GEN-PROBE INC NEW            COM            36866T103    2,213   32,000     CALL DEFINED    1,2         0  32,000    0
GEN-PROBE INC NEW            COM            36866T103    1,307   18,900     PUT  DEFINED    1,2         0  18,900    0
GENVEC INC                   COM NEW        37246C307      125   38,600 SH       DEFINED    1,2         0  38,600    0
GTX INC DEL                  COM            40052B108       59   12,390 SH       DEFINED    1,2         0  12,390    0
HUMAN GENOME SCIENCES INC    COM            444903108      145    5,900     PUT  DEFINED    1,2         0   5,900    0
HUMAN GENOME SCIENCES INC    COM            444903108      530   21,600     CALL DEFINED    1,2         0  21,600    0
KERYX BIOPHARMACEUTICALS INC COM            492515101      296   62,589 SH       DEFINED    1,2         0  62,589    0
KERYX BIOPHARMACEUTICALS INC COM            492515101    2,256  477,000     CALL DEFINED    1,2         0 477,000    0
KERYX BIOPHARMACEUTICALS INC COM            492515101    3,066  648,300     PUT  DEFINED    1,2         0 648,300    0
LILLY ELI & CO               COM            532457108      289    7,700     CALL DEFINED    1,2         0   7,700    0
ONYX PHARMACEUTICALS INC     COM            683399109       28      800 SH       DEFINED    1,2         0     800    0
ONYX PHARMACEUTICALS INC     COM            683399109      512   14,500     PUT  DEFINED    1,2         0  14,500    0
OREXIGEN THERAPEUTICS        COM            686164104      530  333,300     CALL DEFINED    1,2         0 333,300    0
PHARMASSET INC               COM            71715N106    1,516   13,514 SH       DEFINED    1,2         0  13,514    0
PHARMASSET INC               COM            71715N106      954    8,500     PUT  DEFINED    1,2         0   8,500    0
RAPTOR PHARMACEUTICAL CORP   COM            75382F106       77   12,500     CALL DEFINED    1,2         0  12,500    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103    2,639   20,000     PUT  DEFINED    1,2         0  20,000    0
TARGACEPT INC                COM            87611R306      624   29,638 SH       DEFINED    1,2         0  29,638    0
TARGACEPT INC                COM            87611R306    3,312  157,200     CALL DEFINED    1,2         0 157,200    0
TARGACEPT INC                COM            87611R306    1,530   72,600     PUT  DEFINED    1,2         0  72,600    0
UNITED THERAPEUTICS CORP DEL COM            91307C102   12,198  221,380 SH       DEFINED    1,2         0 221,380    0
UNITED THERAPEUTICS CORP DEL COM            91307C102    1,212   22,000     CALL DEFINED    1,2         0  22,000    0
UNITED THERAPEUTICS CORP DEL COM            91307C102   23,798  431,900     PUT  DEFINED    1,2         0 431,900    0
VIRNETX HLDG CORP            COM            92823T108    2,078   71,800     PUT  DEFINED    1,2         0  71,800    0
VIRNETX HLDG CORP            COM            92823T108    1,163   40,200     CALL DEFINED    1,2         0  40,200    0
VIVUS INC                    COM            928551100    1,958  240,516 SH       DEFINED    1,2         0 240,516    0
VIVUS INC                    COM            928551100      340   41,800     CALL DEFINED    1,2         0  41,800    0
VIVUS INC                    COM            928551100    5,079  624,000     PUT  DEFINED    1,2         0 624,000    0
XENOPORT INC                 COM            98411C100      369   51,800 SH       DEFINED    1,2         0  51,800    0
XENOPORT INC                 COM            98411C100      676   94,900     CALL DEFINED    1,2         0  94,900    0
XENOPORT INC                 COM            98411C100       70    9,900     PUT  DEFINED    1,2         0   9,900    0


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